8. EQUIPMENT: Schedule of Equipment (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Equipment, Gross		$ 137,439	$ 69,047
Acquisitions through business combinations, property, plant and equipment			64,608
Acquisition Costs, Period Cost			3,784
Equipment, Gross		142,439	137,439
Additions other than through business combinations, property, plant and equipment		5,000
Accumulated Amortization		47,718	38,030
Amortisation expense		28,602	9,688
Accumulated Amortization		76,320	47,718
Write off		45,114
Property, plant and equipment at beginning of period	[1]	89,721
Property, plant and equipment at end of period	[1]	21,005	89,721
Office equipment
Equipment, Gross		7,491	2,071
Acquisitions through business combinations, property, plant and equipment			1,636
Acquisition Costs, Period Cost			3,784
Equipment, Gross		12,491	7,491
Additions other than through business combinations, property, plant and equipment		5,000
Accumulated Amortization		1,612	1,089
Amortisation expense		3,264	523
Accumulated Amortization		4,876	1,612
Write off		1,142
Property, plant and equipment at beginning of period		5,879
Property, plant and equipment at end of period		6,473	5,879
Computer equipment
Equipment, Gross		66,870	3,898
Acquisitions through business combinations, property, plant and equipment			62,972
Acquisition Costs, Period Cost			0
Equipment, Gross		66,870	66,870
Additions other than through business combinations, property, plant and equipment		0
Accumulated Amortization		2,130	1,151
Amortisation expense		19,422	979
Accumulated Amortization		21,552	2,130
Write off		43,972
Property, plant and equipment at beginning of period		64,740
Property, plant and equipment at end of period		1,346	64,740
Laboratory Equipment
Equipment, Gross		38,896	38,896
Acquisitions through business combinations, property, plant and equipment			0
Acquisition Costs, Period Cost			0
Equipment, Gross		38,896	38,896
Additions other than through business combinations, property, plant and equipment		0
Accumulated Amortization		25,342	19,534
Amortisation expense		4,067	5,808
Accumulated Amortization		29,409	25,342
Write off		0
Property, plant and equipment at beginning of period		13,554
Property, plant and equipment at end of period		9,487	13,554
Leasehold Improvements
Equipment, Gross		24,182	24,182
Acquisitions through business combinations, property, plant and equipment			0
Acquisition Costs, Period Cost			0
Equipment, Gross		24,182	24,182
Additions other than through business combinations, property, plant and equipment		0
Accumulated Amortization		18,634	16,256
Amortisation expense		1,849	2,378
Accumulated Amortization		20,483	18,634
Write off		0
Property, plant and equipment at beginning of period		5,548
Property, plant and equipment at end of period		$ 3,699	$ 5,548

[1]	Note 8.